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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21553

Voya Global Equity Dividend and Premium Opportunity Fund

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

Huey P. Falgout, Jr., 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: February 28

Date of reporting period: November 30, 2014

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Global Equity Dividend and Premium Opportunity Fund

The schedules are not audited.

Voya Global Equity Dividend and Premium Opportunity Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2014 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 97.6%
	Australia: 0.4%
887,215	ALS Ltd.	$3,801,070	0.4

	Belgium: 0.9%
233,700	Ageas	8,357,735	0.9

	Canada: 4.0%
85,547	Canadian Imperial Bank of Commerce	7,966,681	0.8
507,221	Cenovus Energy, Inc.	11,386,413	1.2
407,900	Enerplus Corp.	5,293,604	0.6
370,714	Shaw Communications, Inc. - Class B	10,007,819	1.0
72,781	TransCanada Corp.	3,465,610	0.4
		38,120,127	4.0

	France: 7.0%
227,893	BNP Paribas	14,625,938	1.6
62,294	Casino Guichard Perrachon S.A.	5,999,682	0.6
249,331	Cie de Saint-Gobain	11,450,982	1.2
235,194	Eutelsat Communications	7,777,800	0.8
365,590	Gaz de France	9,010,235	1.0
68,197	Sanofi	6,586,482	0.7
196,325	Vinci S.A.	10,608,365	1.1
		66,059,484	7.0

	Germany: 3.2%
283,745	Deutsche Bank AG	9,258,969	1.0
105,400	SAP SE	7,429,105	0.8
85,746	Siemens AG	10,134,991	1.0
76,700	Wincor Nixdorf AG	3,795,112	0.4
		30,618,177	3.2

	Hong Kong: 0.5%
669,200	Cheung Kong Infrastructure Holdings Ltd.	4,952,136	0.5

	Italy: 2.1%
555,361	Assicurazioni Generali S.p.A.	12,014,086	1.3
371,287	ENI S.p.A.	7,391,868	0.8
		19,405,954	2.1

	Japan: 7.8%
152,900	Canon, Inc.	4,882,407	0.5
619,200	Itochu Corp.	7,118,588	0.8
2,474,400	Mitsubishi UFJ Financial Group, Inc.	14,250,890	1.5
469,800	Mitsui & Co., Ltd.	6,479,210	0.7
1,246,900	Nissan Motor Co., Ltd.	11,633,529	1.2
122,900	Secom Co., Ltd.	7,110,186	0.8
288,400	Sumitomo Mitsui Financial Group, Inc.	10,828,015	1.1
260,700	Takeda Pharmaceutical Co., Ltd.	10,922,989	1.2
		73,225,814	7.8

	Netherlands: 2.8%
812,960	ArcelorMittal	9,954,901	1.0
499,867	Royal Dutch Shell PLC	16,636,154	1.8
		26,591,055	2.8

	Singapore: 1.4%
3,223,000	Singapore Telecommunications Ltd.	9,636,967	1.0
216,000	United Overseas Bank Ltd.	3,968,837	0.4
		13,605,804	1.4

	Spain: 1.2%
711,100	Telefonica S.A.	11,399,133	1.2

	Sweden: 2.2%
139,600	Electrolux AB	4,143,553	0.5
594,410	Telefonaktiebolaget LM Ericsson	7,469,084	0.8
800,801	Volvo AB - B Shares	8,755,543	0.9
		20,368,180	2.2

	Switzerland: 5.5%
347,524	Credit Suisse Group	9,272,586	1.0
125,087	Novartis AG	12,096,222	1.3
50,781	Roche Holding AG - Genusschein	15,195,736	1.6
433,812	STMicroelectronics NV	3,247,874	0.3
38,711	Zurich Insurance Group AG	12,131,963	1.3
		51,944,381	5.5

	Taiwan: 2.1%
461,500	MediaTek, Inc.	6,923,321	0.8
534,467	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	12,543,940	1.3
		19,467,261	2.1

	United Kingdom: 12.4%
3,324,713	Barclays PLC	12,687,327	1.4
1,811,959	BP PLC	11,863,916	1.3
1,097,192	HSBC Holdings PLC	10,917,936	1.2
212,413	Imperial Tobacco Group PLC	9,805,627	1.0
1,752,937	J Sainsbury PLC	6,380,734	0.7
1,491,600	Kingfisher PLC	7,277,305	0.8
396,334	Petrofac Ltd.	5,095,441	0.5
1,097,860	Rexam PLC	7,748,455	0.8
271,623	Rio Tinto PLC	12,625,866	1.3
992,000	RSA Insurance Group PLC	7,243,791	0.8
298,850	Scottish & Southern Energy PLC	7,648,188	0.8
4,712,854	Vodafone Group PLC	17,250,665	1.8
		116,545,251	12.4

	United States: 44.1%
198,311	AbbVie, Inc.	13,723,121	1.5
120,200	ADT Corp.	4,199,788	0.4
169,900	Altria Group, Inc.	8,539,174	0.9

Voya Global Equity Dividend and Premium Opportunity Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2014 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States: (continued)
146,100	American Electric Power Co., Inc.	$8,408,055	0.9
88,306	Amgen, Inc.	14,597,865	1.5
104,351	Apple, Inc.	12,410,464	1.3
128,750	Baxter International, Inc.	9,398,750	1.0
83,738	Bristol-Myers Squibb Co.	4,944,729	0.5
73,080	Caterpillar, Inc.	7,351,848	0.8
95,979	CenturyTel, Inc.	3,913,064	0.4
75,266	Chevron Corp.	8,194,209	0.9
621,739	Cisco Systems, Inc.	17,184,866	1.8
292,800	Citigroup, Inc.	15,802,416	1.7
347,700	ConAgra Foods, Inc.	12,698,004	1.3
157,119	Dow Chemical Co.	7,646,982	0.8
187,644	Eli Lilly & Co.	12,782,309	1.4
92,598	Ensco PLC	3,129,812	0.3
142,748	ExxonMobil Corp.	12,924,404	1.4
446,673	Freeport-McMoRan, Inc.	11,993,170	1.3
258,650	Gap, Inc.	10,242,540	1.1
748,731	General Electric Co.	19,833,884	2.1
111,764	Intel Corp.	4,163,209	0.4
139,391	Johnson & Johnson	15,089,076	1.6
191,674	JPMorgan Chase & Co.	11,531,108	1.2
67,867	KLA-Tencor Corp.	4,712,684	0.5
134,757	Macy's, Inc.	8,747,077	0.9
245,200	Mattel, Inc.	7,736,060	0.8
147,500	McDonald's Corp.	14,279,475	1.5
265,447	Metlife, Inc.	14,761,508	1.6
308,076	Microsoft Corp.	14,729,114	1.6
108,878	Molson Coors Brewing Co.	8,421,713	0.9
261,195	Northeast Utilities	13,226,915	1.4
531,387	Pfizer, Inc.	16,552,705	1.8
136,104	PNC Financial Services Group, Inc.	11,905,017	1.3
120,582	Procter & Gamble Co.	10,904,230	1.2
83,039	Seagate Technology	5,489,708	0.6
91,700	Stanley Black & Decker, Inc.	8,660,148	0.9
484,650	Symantec Corp.	12,644,519	1.3
61,500	Verizon Communications, Inc.	3,111,285	0.3
101,783	Verizon Communications, Inc. - VZC	5,140,896	0.5
58,076	VF Corp.	4,365,573	0.5
		416,091,474	44.1

	Total Common Stock
	(Cost $853,490,449)	920,553,036	97.6

RIGHTS: 0.0%
	Spain: 0.0%
711,100	Telefonica SA	325,394	0.0

	Total Rights
	(Cost $299,677)	325,394	0.0

# of Contracts			Value	Percentage of Net Assets
PURCHASED OPTIONS: 0.4%
		Options on Currencies: 0.4%
21,000,000	@	Call USD vs. Put EUR, Strike @ 1.245, Exp. 12/19/14 Counterparty: Citigroup, Inc.	$174,716	0.0
12,000,000	@	Call USD vs. Put EUR, Strike @ 1.210, Exp. 02/20/15 Counterparty: Citigroup, Inc.	80,980	0.0
21,000,000	@	Call USD vs. Put EUR, Strike @ 1.237, Exp. 01/20/15 Counterparty: JPMorgan Chase & Co.	209,393	0.0
40,000,000	@	Call USD vs. Put GBP, Strike @ 1.523, Exp. 02/20/15 Counterparty: Goldman Sachs & Co.	191,156	0.0
29,000,000	@	Call USD vs. Put GBP, Strike @ 1.563, Exp. 01/20/15 Counterparty: Barclays Bank PLC	282,672	0.1
29,000,000	@	Call USD vs. Put GBP, Strike @ 1.585, Exp. 12/19/14 Counterparty: Citigroup, Inc.	432,758	0.1
13,000,000	@	Call USD vs. Put JPY, Strike @ 124.630, Exp. 02/20/15 Counterparty: Goldman Sachs & Co.	61,049	0.0
15,000,000	@	Call USD vs. Put JPY, Strike @ 112.680, Exp. 12/19/14 Counterparty: Citigroup, Inc.	758,536	0.1
15,000,000	@	Call USD vs. Put JPY, Strike @ 110.480, Exp. 01/20/15 Counterparty: JPMorgan Chase & Co.	1,035,203	0.1
			3,226,463	0.4

	Total Purchased Options
	(Cost $910,900)		3,226,463	0.4

	Total Investments in Securities (Cost $854,701,026)		$924,104,893	98.0
	Assets in Excess of Other Liabilities		19,064,539	2.0
	Net Assets		$943,169,432	100.0

@	Non-income producing security

ADR	American Depositary Receipt

Cost for federal income tax purposes is $854,868,279.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$128,768,516
Gross Unrealized Depreciation	(59,531,902)

Net Unrealized Appreciation	$69,236,614

Voya Global Equity Dividend and Premium Opportunity Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2014 (Unaudited) (Continued)

Sector Diversification	Percentage of Net Assets
Financials	20.1%
Health Care	14.1
Information Technology	12.4
Industrials	11.1
Energy	9.2
Consumer Discretionary	9.1
Consumer Staples	6.6
Materials	5.2
Telecommunication Services	5.2
Utilities	4.6
Options on Currencies	0.4
Assets in Excess of Other Liabilities	2.0
Net Assets	100.0%

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of November 30, 2014 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2014
Asset Table
Investments, at fair value
Common Stock
Australia	$–	$3,801,070	$–	$3,801,070
Belgium	–	8,357,735	–	8,357,735
Canada	38,120,127	–	–	38,120,127
France	7,777,800	58,281,684	–	66,059,484
Germany	–	30,618,177	–	30,618,177
Hong Kong	–	4,952,136	–	4,952,136
Italy	–	19,405,954	–	19,405,954
Japan	–	73,225,814	–	73,225,814
Netherlands	–	26,591,055	–	26,591,055
Singapore	–	13,605,804	–	13,605,804
Spain	–	11,399,133	–	11,399,133
Sweden	–	20,368,180	–	20,368,180
Switzerland	–	51,944,381	–	51,944,381
Taiwan	12,543,940	6,923,321	–	19,467,261
United Kingdom	–	116,545,251	–	116,545,251
United States	410,950,578	5,140,896	–	416,091,474
Total Common Stock	469,392,445	451,160,591	–	920,553,036
Rights	–	325,394	–	325,394
Purchased Options	–	3,226,463	–	3,226,463
Total Investments, at fair value	$469,392,445	$454,712,448	$–	$924,104,893
Other Financial Instruments+
Futures	1,534,822	–	–	1,534,822
Total Assets	$470,927,267	$454,712,448	$–	$925,639,715
Liabilities Table
Other Financial Instruments+
Futures	$(82,783)	$–	$–	$(82,783)
Written Options	–	(18,368,123)	–	(18,368,123)
Total Liabilities	$(82,783)	$(18,368,123)	$–	$(18,450,906)

(1)	For the period ended November 30, 2014, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the year. The Fund’s policy is to recognize transfers between levels at the end of the reporting period. At November 30, 2014, securities valued at $9,958,741 and $10,671,793 were transferred from Level 1 to Level 2 and Level 2 to Level 1, respectively, within the fair value hierarchy.
+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

Voya Global Equity Dividend and Premium Opportunity Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2014 (Unaudited) (Continued)

At November 30, 2014, the following futures contracts were outstanding for Voya Global Equity Dividend and Premium Opportunity Fund:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
EURO STOXX 50®	733	12/19/14	$29,567,551	$955,625
FTSE 100 Index	278	12/19/14	29,228,647	(82,783)
Nikkei 225 Index (SGX)	204	12/11/14	14,984,459	116,619
S&P 500 E-Mini	474	12/19/14	48,971,310	462,578
			$122,751,967	$1,452,039

At November 30, 2014, the following over-the-counter written options were outstanding for Voya Global Equity Dividend and Premium Opportunity Fund:

Notional Amount or Number of Contracts	Counterparty	Description	Exercise Price	Expiration Date	Premiums Received	Fair Value
Options on Indices
4,000	Barclays Bank PLC	Call on EURO STOXX 50® Index	3,112.026 EUR	12/19/14	$263,488	$(730,951)
4,000	Societe Generale	Call on EURO STOXX 50® Index	3,199.280 EUR	01/09/15	240,296	(471,070)
4,700	UBS AG	Call on EURO STOXX 50® Index	2,993.430 EUR	12/05/14	376,375	(1,499,172)
3,400	Barclays Bank PLC	Call on FTSE 100 Index	6,337.800 GBP	12/05/14	541,997	(2,045,654)
3,400	BNP Paribas Bank	Call on FTSE 100 Index	6,760.300 GBP	01/09/15	331,784	(364,059)
3,400	Citigroup, Inc.	Call on FTSE 100 Index	6,619.040 GBP	12/19/14	346,673	(693,140)
101,600	Citigroup, Inc.	Call on Nikkei 225 Index	15,076.360 JPY	12/05/14	304,115	(2,042,512)
96,700	Citigroup, Inc.	Call on Nikkei 225 Index	17,777.690 JPY	01/09/15	308,629	(295,629)
96,600	Societe Generale	Call on Nikkei 225 Index	17,269.700 JPY	12/19/14	298,462	(385,022)
44,800	BNP Paribas Bank	Call on S&P 500 Index	2,079.290 USD	01/09/15	1,121,344	(1,115,363)
44,900	Citigroup, Inc.	Call on S&P 500 Index	2,048.050 USD	12/19/14	992,411	(1,467,740)
44,900	JPMorgan Chase & Co.	Call on S&P 500 Index	1,911.308 USD	12/05/14	1,178,490	(7,019,715)
Options on Currencies
12,000,000	Citigroup, Inc.	Put USD vs. Call EUR	1.295 USD	02/20/15	48,000	(34,835)
21,000,000	Citigroup, Inc.	Put USD vs. Call EUR	1.315 USD	12/19/14	90,300	(461)
21,000,000	JPMorgan Chase & Co.	Put USD vs. Call EUR	1.310 USD	01/20/15	105,000	(12,149)
29,000,000	Barclays Bank PLC	Put USD vs. Call GBP	1.649 USD	01/20/15	130,500	(3,740)
29,000,000	Citigroup, Inc.	Put USD vs. Call GBP	1.670 USD	12/19/14	116,000	(19)
40,000,000	Goldman Sachs & Co.	Put USD vs. Call GBP	1.602 USD	02/20/15	188,000	(137,530)
15,000,000	Citigroup, Inc.	Put USD vs. Call JPY	105.100 USD	12/19/14	69,000	(40)
13,000,000	Goldman Sachs & Co.	Put USD vs. Call JPY	112.520 USD	02/20/15	93,600	(48,760)
15,000,000	JPMorgan Chase & Co.	Put USD vs. Call JPY	102.580 USD	01/20/15	70,500	(562)
		Total Written OTC Options			$7,214,964	$(18,368,123)

Voya Global Equity Dividend and Premium Opportunity Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2014 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of November 30, 2014 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type
Foreign exchange contracts	Purchased options	$3,226,463
Interest rate contracts	Futures contracts	1,534,822
Total Asset Derivatives		$4,761,285

Liability Derivatives	Instrument Type
Interest rate contracts	Futures contracts	$82,783
Equity Contracts	Written options	18,130,027
Foreign exchange contracts	Written options	238,096
Total Liability Derivatives		$18,450,906

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at November 30, 2014:

	Barclays Bank PLC	BNP Paribas Bank	Citigroup, Inc.	Goldman Sachs & Co.	JPMorgan Chase & Co.	Societe Generale	UBS AG	Totals
Assets:
Purchased Options	$282,672	$-	$1,446,990	$252,205	$1,244,596	$-	$-	$3,226,463
Total Assets	$282,672	$-	$1,446,990	$252,205	$1,244,596	$-	$-	$3,226,463

Liabilities:
Written options	$2,780,345	$1,479,422	$4,534,376	$186,290	$7,032,426	$856,092	$1,499,172	$18,368,123
Total Liabilities	$2,780,345	$1,479,422	$4,534,376	$186,290	$7,032,426	$856,092	$1,499,172	$18,368,123

Net OTC derivative instruments by counterparty, at fair value	$(2,497,673)	$(1,479,422)	$(3,087,386)	$65,915	$(5,787,830)	$(856,092)	$(1,499,172)	(15,141,660)

Total collateral pledged by the Fund/(Received from counterparty)	$-	$-	$-	$-	$-	$-		$-

Net Exposure(1)	$(2,497,673)	$(1,479,422)	$(3,087,386)	$65,915	$(5,787,830)	$(856,092)	$(1,499,172)	$(15,141,660)

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund.

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Global Equity Dividend and Premium Opportunity Fund

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	January 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	January 23, 2015

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	January 23, 2015